CONDENSED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
General and administrative expenses	$ 1,597,474	$ 1,444,411	$ 5,344,586	$ 2,101,731
Loss from operations	(1,597,474)	(1,444,411)	(5,344,586)	(2,101,731)
Change in fair value of derivative warrant liabilities	(554,880)	(63,240)	(387,600)	10,404,000
Gain on marketable securities, dividends and interest, held in Trust Account	630,499	957,118	4,711,256	1,121,345
Gain on settlement of underwriting fees		202,458		202,458
Net (loss) income	(1,521,855)	(348,075)	(1,020,930)	9,626,072
Common Class A [Member]
Net (loss) income	$ (685,915)	$ (278,460)	$ (682,886)	$ 7,700,858
Weighted average shares outstanding of Class B non-redeemable ordinary shares, basic	4,718,054	23,000,000	11,615,638	23,000,000
Weighted average shares outstanding of Class B non-redeemable ordinary shares, diluted	4,718,054	23,000,000	11,615,638	23,000,000
Basic net income (loss) per share, Class B non-redeemable ordinary shares	$ (0.15)	$ (0.01)	$ (0.06)	$ 0.33
Diluted net income (loss) per share, Class B non-redeemable ordinary shares	$ (0.15)	$ (0.01)	$ (0.06)	$ 0.33
Common Class B [Member]
Net (loss) income	$ (835,940)	$ (69,615)	$ (338,044)	$ 1,925,214
Weighted average shares outstanding of Class B non-redeemable ordinary shares, basic	5,750,000	5,750,000	5,750,000	5,750,000
Weighted average shares outstanding of Class B non-redeemable ordinary shares, diluted	5,750,000	5,750,000	5,750,000	5,750,000
Basic net income (loss) per share, Class B non-redeemable ordinary shares	$ (0.15)	$ (0.01)	$ (0.06)	$ 0.33
Diluted net income (loss) per share, Class B non-redeemable ordinary shares	$ (0.15)	$ (0.01)	$ (0.06)	$ 0.33